Investment Risks	May 01, 2026
VanEck Copper and Electrification Metals ETF | “Green” Metals Risk Member
Prospectus [Line Items]
Risk [Text Block]	“Green” Metals Risk. Investments in companies involved in the production, refining, processing and recycling of green metals used to facilitate the energy transition from fossil fuels to cleaner energy sources and technologies are subject to a variety of risks. Under certain market conditions, the Fund may underperform as compared to funds that invest in a broader range of investments. There may be significant differences in interpretations of what is considered a “green” metal and the definition used by the Index Provider may differ with those used by other investors, investment advisers or index providers. In addition, some companies that rely on green metals may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The “green” sector may also have challenges such as a limited number of issuers and limited liquidity in the market. Additionally, there may be a limited supply of companies involved in green metals, which may adversely affect the Fund.